Investor A C and Institutional [Member] Expense Example, No Redemption - Investor A, C and Institutional - BlackRock California Municipal Opportunities Fund - Investor C Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 150
Expense Example, No Redemption, 3 Years	467
Expense Example, No Redemption, 5 Years	807
Expense Example, No Redemption, 10 Years	$ 1,559